Commitments and Contingencies - Lease Expense (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Ground Leases
Lessee, Lease, Description [Line Items]
Fixed lease expense	$ 1,935
Variable lease expense	573
Operating lease expense	2,508
Office leases
Lessee, Lease, Description [Line Items]
Fixed lease expense	2,147
Variable lease expense	367
Operating lease expense	$ 2,514